Subsequent Events (Details) - USD ($)				3 Months Ended
	Apr. 08, 2020	Apr. 07, 2020	Mar. 09, 2020	Mar. 31, 2020	Mar. 17, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of shares issued by company						24,129,746	22,848,246
Subsequent Event [Member]
Common stock aggregate purchase price	$ 25,000
Engagement agreement, description			The Company entered into an engagement agreement with Aegis Capital Corp. (“Aegis”), pursuant to which we engaged Aegis to act as lead underwriter in connection with a proposed public offering of common stock by the Company. In the event the contemplated offering is completed, the agreement contemplates, that (subject to execution of an underwriting agreement for the offering) Aegis will be entitled to a 8% underwriting discount, a 1% non-accountable expense allowance, reimbursement of certain expenses, and warrants to purchase 8% of the number of shares of common stock sold in the offering.
Number of shares issued by company	5,000
Forecast [Member]
Common stock aggregate purchase price				$ 1,000,000
Lyle hauser a related party, repaid loan					$ 100,000
Subsequent event, description		The maturity date of outstanding notes held by Lyle Hauser, consisting of (i) a promissory note, dated on or about January 14, 2019, in the original principal amount of $70,384.32,as amended by amendment No. 1 thereto, dated April 9, 2019, amendment No. 2 thereto, dated July 3, 2019, amendment No. 3 thereto, dated October 1, 2019, and amendment no. 4 thereto, dated January 17, 2020; and (ii) an original issue discount promissory note, dated on or about February 28, 2019, in the original principal amount of $110,000 (of which $100,000 has been repaid, leaving an outstanding balance of $10,000), as amended by amendment No. 1 thereto, dated April 9, 2019, amendment No. 2 thereto, dated July 3, 2019, amendment No. 3 thereto, dated October 1, 2019, and amendment No. 4 thereto, dated January 17, 2020, was extended to June 30, 2020. In consideration for the extension of the maturity date of the notes, the Company issued to the designee of Lyle Hauser 33,000 shares of common stock.
Number of share issued and sold by company				200,000